Note 19 - Income Tax	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]

NOTE 19: INCOME TAX

The total provision for income taxes differs from the amount which would be computed by applying the US income tax rate to loss before income taxes. The reasons for these differences are as follows:

	December 31
	2023	2022
Statutory income tax rate	27.60%	28.51%

Statutory income tax recovery	$(718)	$(1,113)

Increase (decrease) in income taxes
Non-deductible option expenses	135	19
Taxable capital gain on sale of investment and equipment	-	-
Difference in foreign tax rates	30	200
US state tax	1	(1)
Change in valuation allowance	553	895
Income tax expense (recovery)	$1	$-

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities and certain carry-forward balances.

The primary components of the deferred tax assets and liabilities are as follows, for the periods indicated below:

	December
	2023	2022
	$	$
Deferred tax assets
Non-capital loss carry-forwards from Canada	-	1
Non-capital loss carry-forwards from US	1,418	1,576
Non-capital loss carry-forwards from Israel	15,449	17,479
Stock option	95	17
R&D expenditures	236	424
Reserves and others	127	-
	17,325	19,497

Valuation Allowances for deferred tax assets	(17,325)	(19,497)
Net deferred tax assets	-	-

The net deferred tax assets have been offset by a valuation allowance because it is not more likely than not the Company will realize the benefit of these deferred tax assets. The Company did not recognize any tax benefits as of December 31, 2023 and December 31, 2022.

At December 31, 2023, the Company's Canadian, US, and Israeli non-capital income tax losses, the benefit of which has not been recognized on the consolidated financial statements, expire as follows:

	Canada	US	Israel
2034	$-	$501	$-
2035	-	1,767	-
2036	-	2,872	-
2037	-	-	-
2038	-	-	-
2039	-	-	-
2040	-	-	-
2041	-	-	-
2042	2	-	-
Indefinite	-	1,293	67,170
	$2	$6,433	$67,170

At December 31, 2023, the Company had a cumulative carry-forward pool of Israeli Research and Development expenditures in the amount of $889 (2022: $1,823) which will be amortized within the next three years.

The Company files unconsolidated federal income tax returns domestically and in foreign jurisdictions. The Company has open tax years from 2018 to 2023 with tax jurisdictions including Canada, U.S, and Israel. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations, as they relate to amount, timing, or inclusion of revenues and expenses.